Basis of preparation	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Basis of preparation
2.	Basis of preparation
Compliance with International Financial Reporting Standards
The consolidated financial statements of Sony have been prepared in accordance with IFRS
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Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”). The term IFRS Accounting Standards also includes IAS
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Standards, SIC
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Interpretations and IFRIC
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Interpretations.
Approval of consolidated financial statements
The consolidated financial statements were approved by Kenichiro Yoshida, Chairman and Chief Executive Officer and Representative Corporate Executive Officer, and Hiroki Totoki, President, Chief Operating Officer and Chief Financial Officer and Representative Corporate Executive Officer, on June 25, 2024.
Functional currency and presentation currency
The consolidated financial statements have been presented in Japanese yen, which is the functional currency of Sony Group Corporation. All financial information presented in Japanese yen has been rounded to the nearest million Japanese yen.
Use of estimates and judgments
The preparation of the consolidated financial statements in accordance with IFRS Accounting Standards requires management to make judgments, estimates and assumptions that affect the application of accounting policies, the reported amounts of assets, liabilities, revenues and expenses, and disclosure of contingent assets and liabilities. Actual results could differ from these estimates and assumptions. These estimates and assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments that have been made in the process of applying accounting policies that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Classification of financial instruments (Note 3 I. Material accounting policies (5))

•	Measurement of insurance contract liabilities (Note 3 I. Material accounting policies (11) and Note 13)

Information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Fair value of financial instruments (Note 3 I. Material accounting policies (5) and (15) and Note 5)

•	Impairment of non-financial assets (Note 3 I. Material accounting policies (10) and Note 12)

•	Measurement of insurance contract liabilities (Note 3 I. Material accounting policies (11) and Note 13)

•	Measurement of film costs and participation and residual liabilities in the Pictures segment (Note 3 I. Material accounting policies (9) and (12), Note 11, and Note 18)

•	Recoverability of deferred tax assets (Note 3 I. Material accounting policies (24) and Note 25)

•	Measurement of fair value of assets acquired and liabilities assumed in business combinations (Note 3 I. Material accounting policies (2) and Note 30)
Change in accounting policies
Sony adopted the following accounting standards from the fiscal year ended March 31, 2024:
IFRS 17 “Insurance Contracts”
The International Accounting Standards Board (“IASB”) issued IFRS 17 “Insurance Contracts” (“IFRS 17”) in May 2017 and Amendments to IFRS 17 in June 2020 and December 2021. IFRS 17 replaces IFRS 4 “Insurance Contracts” (“IFRS 4”) and sets out principles for the recognition, measurement, presentation, and disclosure of insurance contracts within the scope of IFRS 17. IFRS 17 provides a general model, supplemented by a specific approach (the variable fee approach) for contracts with direct participation features, and a simplified approach (the premium allocation approach) mainly for short-duration contracts.
IFRS 17 was effective for Sony as of April 1, 2023. In the consolidated statements of financial position, insurance-related accounts, which were primarily presented as future insurance policy benefits and other, policyholders’ account in the life insurance business, and deferred insurance acquisition costs under IFRS 4, are primarily presented as insurance contract liabilities in accordance with IFRS 17. While future insurance policy benefits under IFRS 4 were mainly measured using the assumptions determined at initial recognition, insurance contract liabilities under IFRS 17 are remeasured using the current assumptions as of each reporting date. In addition, while deferred insurance acquisition costs were recognized as an asset separately from future insurance policy benefits under IFRS 4, after applying IFRS 17, such costs are included in the measurement of insurance contract liabilities, to the extent they are within the scope of fulfillment cash flows. As a result, the effect of adopting IFRS 17 on Sony’s total equity as of April 1, 2022, the transition date for IFRS 17, was a decrease of 1,490,667 million yen, which consisted of an increase of 409,654 million yen of retained earnings and a decrease of 1,900,321 million yen of accumulated other comprehensive income, mainly due to the effect of the changes in the discount rate used in measuring insurance contract liabilities and other measurement method differences between IFRS 4 and IFRS 17. The financial services revenue, after applying IFRS 17, is separately presented as insurance revenue and other financial services revenue in the consolidated statements of income. The insurance revenue differs from insurance premium revenue under IFRS 4 mainly because the insurance revenue excludes any investment components that are deposits.
Sony has retrospectively applied the changes in accounting policies resulting from the adoption of IFRS 17 unless it was impracticable. Sony applied the modified retrospective approach, which uses reasonable and supportable information, or the fair value approach, which uses the fair value as of April 1, 2022, the transition date for IFRS 17, to identify, recognize, and measure certain groups of insurance contracts as of the transition date for IFRS 17 (see Note 13), for which it was impracticable to apply the full retrospective approach. Therefore, Sony has restated the consolidated financial statements for the comparative period immediately preceding the period in which IFRS 17 was first applied and the consolidated statements of financial position as of April 1, 2022 on the basis of the retrospective application of IFRS 17.
Sony has applied the transition provisions in IFRS 17 and has not disclosed the impact of the retrospective application of IFRS 17 on each financial statement line item and earnings per share. The effects of the retrospective application of IFRS 17 on Sony’s total equity as of April 1, 2022 are presented in the consolidated statements of changes in stockholders’ equity.

As a result of the adoption of IFRS 17, the accounting policies for insurance contracts applied in the consolidated financial statements for the previous fiscal year have been changed. Refer to Note 3 I. Material accounting policies (11) regarding the material accounting policies for insurance contracts after the adoption of IFRS 17.
Change in presentation
Consolidated Statements of Cash Flows
Certain reclassifications of the consolidated statements of cash flows for the fiscal years ended March 31, 2022 and 2023 have been made to conform to the presentation for the fiscal year ended March 31, 2024.